Document And Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2017	Jun. 30, 2017
Document And Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2017
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2017
Entity Registrant Name	Millburn Multi-Markets Fund L.P.
Entity Central Index Key	0001468910
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding	0
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Public Float		$ 0